As filed with the Securities and Exchange Commission on August 31, 2006

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number: 811-21451
                                    ---------

                                 MAN IP 220, LLC
                                 ---------------
               (Exact name of registrant as specified in charter)

               123 N. Wacker Drive, 28th Floor, Chicago, IL 60606
               --------------------------------------------------
              (Address of principal executive officers) (Zip code)

                     Kirsten Ganschow, Esq., Man IP 220, LLC
               123 N. Wacker Drive, 28th Floor, Chicago, IL 60606
               --------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   (312) 881-6500

Date of fiscal year end:     N/A

Date of reporting period:    N/A

ITEM 1.  PROXY VOTING RECORD

     The Fund's registration statement has not yet become effective. The Fund has not begun operations, currently has no assets and has no proxy voting record to report.

                                   SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


MAN IP 220, LLC

By:      /s/ Kirsten Ganschow
        --------------------------
Name:   Kirsten Ganschow
Title:  Clerk
Date:   August 31, 2006